Segment Financial Data (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information By Segment [Table Text Block]

	Net Sales			Operating Profits
(dollars in millions)	2019	2018	2017	2019	2018	2017
Pratt & Whitney	20,892	19,397	16,160	1,668	1,269	1,300
Collins Aerospace Systems	26,028	16,634	14,691	4,100	2,303	2,191
Total segment	46,920	36,031	30,851	5,768	3,572	3,491
Eliminations and other	(1,571)	(1,330)	(1,138)	(339)	(220)	(63)
General corporate expenses	—	—	—	(515)	(475)	(439)
Consolidated	$45,349	$34,701	$29,713	$4,914	$2,877	$2,989

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Pratt & Whitney	31,271	29,341	26,768	822	866	923	980	852	672
Collins Aerospace Systems	74,049	73,115	34,567	959	515	527	1,749	883	823
Total segment	105,320	102,456	61,335	1,781	1,381	1,450	2,729	1,735	1,495
Eliminations and other	2,472	1,015	4,659	87	86	106	(21)	161	85
Assets related to discontinued operations	$31,823	$30,740	$30,926
Consolidated	$139,615	$134,211	$96,920	$1,868	$1,467	$1,556	$2,708	$1,896	$1,580

Schedule of Revenues From External Customers And Long Lived Assets By Geographic Areas [Table Text Block]

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
United States Operations	$35,125	$26,646	$21,975	$3,287	$1,790	$1,603	$6,507	$6,165	$4,424
International Operations
Europe	4,419	3,092	2,747	1,480	1,027	826	1,268	1,272	1,147
Asia Pacific	1,989	1,645	1,779	444	365	351	917	905	685
Other	5,387	4,648	4,350	557	390	711	1,089	1,064	1,082
Eliminations and other	(1,571)	(1,330)	(1,138)	(854)	(695)	(502)	541	500	469
Consolidated	$45,349	$34,701	$29,713	$4,914	$2,877	$2,989	$10,322	$9,906	$7,807

Schedule Of Revenue By Major Customers By Reporting Segments [Table Text Block]

(dollars in millions)	2019	2018	2017
Pratt & Whitney	$5,614	$4,489	$3,347
Collins Aerospace Systems	4,802	2,779	2,299
Other	12	10	12
Total	$10,428	$7,278	$5,658

Revenue from External Customers by Geographic Areas [Table Text Block]

(dollars in millions)	2019	2018	2017
Europe	$7,078	$6,217	$5,197
Asia Pacific	6,411	5,355	3,526
Other	3,295	1,966	1,675
Total	$16,784	$13,538	$10,398

Schedule of Segment Reporting Information, by Geographic Market [Table Text Block]
Sales by primary geographical market for the year ended December 31, 2019 is as follows:

(dollars in millions)	Pratt & Whitney	Collins Aerospace Systems	Total
Primary Geographical Markets
United States	$16,148	$18,977	$35,125
Europe	498	3,921	4,419
Asia Pacific	1,164	825	1,989
Other*	3,082	2,305	5,387
Total segment	$20,892	$26,028	$46,920
Eliminations and other			(1,571)
Consolidated			$45,349

Segment Reporting Disclosure, Product & Sales Type [Text Block]	for the year ended December 31, 2019 are as follows:

(dollars in millions)	Pratt & Whitney	Collins Aerospace Systems	Total
Product Type
Commercial and industrial, non aerospace	$102	$51	$153
Commercial aerospace	14,516	19,005	33,521
Military aerospace	6,274	6,972	13,246
Total segment	$20,892	$26,028	$46,920
Eliminations and other			(1,571)
Consolidated			$45,349

Sales Type
Product	$12,977	$21,440	$34,417
Service	7,915	4,588	12,503
Total segment	$20,892	$26,028	$46,920
Eliminations and other			(1,571)
Consolidated			$45,349